Balance Sheet Components	9 Months Ended
Feb. 29, 2024
Balance Sheet Components [Abstract]
Balance Sheet Components

NOTE 4. Balance Sheet Components

Property and Equipment, net

Property and equipment consist of the following (in 000’s):

	Three Months Ended
	February 29, 2024	May 31, 2023
Computer Equipment	$55	$37
Leasehold Improvements	18	10
Tools and Equipment	48	27
Website Design	110	—
Vehicles	16	16
	247	90
Accumulated Depreciation	(78)	(38)
Total Property and Equipment, net	$169	$52

The Company’s finance lease ended during the nine months ended February 29, 2024. The Company exercised the permitted purchase option and recorded an addition to tools and equipment in the amount of $20 (February 28, 2023 - $nil).

Depreciation expenses of $21 and $41 (February 28, 2023 - $17 and $32) for the three and nine months ended February 29, 2024, respectively, has been recorded in General and Administrative expenses in the condensed interim consolidated statements of operations.

Prepaid Expenses

Prepaid Expenses consisted of the following (in 000’s):

	February 29, 2024	May 31, 2023
Prepaid insurance	$264	$3
Prepaid software	5	-
Prepaid legal fees	67	-
Prepaid advisory	1,590	-
Other general prepaid expenses	93	-
Total Prepaid expenses	$2,019	$3

Accrued Expenses

Accrued Expenses consisted of the following (in 000’s):

	February 29, 2024	May 31, 2023
Accrued professional fees	$536	-
Accrued employee costs	5	48
Accrued capital expenses	80	-
Other accrued expenses	183	-
Total Accrued expenses	$804	$48